Financial Instruments	6 Months Ended
Jun. 30, 2013
Financial Instruments
6.	Financial Instruments

a)	Fair Value Measurements

For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see Note 12 to the Company’s audited consolidated financial statements filed with its Annual Report on the Form 20-F for the year ended December 31, 2012. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at the fair value on a recurring basis.

		June 30, 2013		December 31, 2012
	Fair Value Hierarchy Level	Carrying Amount Asset / (Liability)	Fair Value Asset / (Liability)	Carrying Amount Asset / (Liability)	Fair Value Asset / (Liability)
		$	$	$	$
Recurring:
Cash and cash equivalents	Level 1	37,708	37,708	26,341	26,341
Derivative instruments
Interest rate swap agreements	Level 2	(26,724)	(26,724)	(33,631)	(33,631)
Non-Recurring:
Vessels and equipment	Level 2	—	—	252,068	252,068
Vessel held for sale (note 9)	Level 2	—	—	9,114	9,114
Other:
Investment in term loans and interest receivable	Level 3	122,841	119,929	119,385	117,784
Loan to joint venture	Note (1)	9,830	Note (1)	9,830	Note (1)
Long-term debt, including current portion	Level 2	(730,214)	(654,674)	(735,701)	(648,724)

(1)	The Company’s loan to the joint venture, together with the Company’s equity investment in the joint venture form the aggregate carrying value of the Company’s interest in an entity accounted for by the equity method in these consolidated financial statements. The fair value of the individual components of such aggregate interest as at June 30, 2013 and December 31, 2012 was not determinable.

b)	Financing Receivables

The following table contains a summary of the Company’s financing receivables by type and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

			June 30, 2013	December 31, 2012
Class of Financing Receivable	Credit Quality Indicator	Grade	$	$
Investment in term loans (see Note 2)	Collateral	Non-Performing	122,841	119,385
Loan to joint venture	Other internal metrics	Performing	9,830	9,830

			132,671	129,215